July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.3%
Anglogold Ashanti PLC	2,217	$ 167,656
Brazil — 1.6%
B3 SA - Brasil Bolsa Balcao	60,990	189,257
Banco BTG Pactual SA	4,775	53,504
CPFL Energia SA	9,912	90,220
Localiza Rent a Car SA	10,831	80,359
Lojas Renner SA	80,574	216,172
Petroleo Brasileiro SA - Petrobras, ADR	10,790	185,049
Telefonica Brasil SA	3,856	24,821
TIM SA	4,527	17,352
Ultrapar Participacoes SA	13,193	86,016
Ultrapar Participacoes SA, ADR	7,944	51,636
XP, Inc., Class A	5,424	92,533
		1,086,919
Chile — 0.2%
Banco de Chile	476,293	99,234
Empresas Copec SA	2,971	20,291
		119,525
China — 18.8%
AAC Technologies Holdings, Inc.	6,000	29,483
Agricultural Bank of China Ltd., Class A	23,600	24,114
Alibaba Group Holding Ltd.	73,120	1,113,866
Aluminum Corp. of China Ltd., Class H	342,000	372,401
Anhui Conch Cement Co. Ltd., Class H	14,000	32,986
ANTA Sports Products Ltd.	22,400	225,443
Avary Holding Shenzhen Co. Ltd., Class A	400	4,825
Bank of China Ltd., Class A	14,000	12,563
Bank of China Ltd., Class H	115,000	80,673
Bank of Communications Co. Ltd., Class A	16,900	17,960
Bank of Jiangsu Co. Ltd., Class A	9,700	16,994
Bank of Nanjing Co. Ltd., Class A	5,900	10,162
Bank of Ningbo Co. Ltd., Class A	5,800	27,383
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	25,800	19,598
Bosideng International Holdings Ltd.	108,000	68,060
BYD Co. Ltd., Class A	1,600	22,685
BYD Co. Ltd., Class H	14,000	167,368
Cambricon Technologies Corp. Ltd., Class A	200	32,695
Chaozhou Three-Circle Group Co. Ltd., Class A	700	11,459
China CITIC Bank Corp. Ltd., Class A	6,900	7,991
China CITIC Bank Corp. Ltd., Class H	182,000	179,457
China Construction Bank Corp., Class A	9,900	15,904
China CSSC Holdings Ltd., Class A	2,300	11,981
China Eastern Airlines Corp. Ltd., Class H(a)	196,000	81,620
China Hongqiao Group Ltd.	57,000	179,360
China International Capital Corp. Ltd., Class A	5,700	29,800
China Jushi Co. Ltd., Class A	1,300	7,261
China Lesso Group Holdings Ltd.	86,000	44,353
China Life Insurance Co. Ltd., Class A	2,300	13,441
China Life Insurance Co. Ltd., Class H	57,000	212,208
China Medical System Holdings Ltd.	37,000	56,380
China Merchants Bank Co. Ltd., Class A	10,000	58,658
China Merchants Bank Co. Ltd., Class H	2,500	16,220
China Merchants Energy Shipping Co. Ltd., Class A	2,600	6,465
China Merchants Securities Co. Ltd., Class A	7,300	18,998
China Pacific Insurance Group Co. Ltd., Class A	4,800	22,950
China Pacific Insurance Group Co. Ltd., Class H	10,600	41,373
China Petroleum & Chemical Corp., Class A	9,500	7,415
China Petroleum & Chemical Corp., Class H	672,000	379,765
China Resources Beer Holdings Co. Ltd.	83,500	251,935
Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class A	1,000	$ 6,758
China Southern Airlines Co. Ltd., Class H(a)	56,000	25,013
China Tungsten And Hightech Materials Co. Ltd., Class A	400	2,930
China Yangtze Power Co. Ltd., Class A	7,500	32,310
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,200	13,207
CITIC Securities Co. Ltd., Class A	9,800	41,221
CITIC Securities Co. Ltd., Class H	33,000	115,199
CMOC Group Ltd., Class A	3,100	8,949
Contemporary Amperex Technology Co. Ltd., Class A	1,600	93,731
COSCO SHIPPING Holdings Co. Ltd., Class A	9,200	21,270
CRRC Corp. Ltd., Class A	7,900	7,206
CSC Financial Co. Ltd., Class H(b)	56,500	84,997
CSPC Pharmaceutical Group Ltd.	120,000	131,270
Dongfang Electric Corp. Ltd., Class H	24,000	65,784
ENN Energy Holdings Ltd.	71,100	425,457
Eoptolink Technology, Inc. Ltd., Class A	420	24,606
Everbright Securities Co. Ltd., Class A	5,400	11,832
Focus Media Information Technology Co. Ltd., Class A	10,500	8,740
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,988	11,300
Foshan Haitian Flavouring & Food Co. Ltd., Class H	4,700	19,684
Foxconn Industrial Internet Co. Ltd., Class A	3,100	26,007
Fuyao Glass Industry Group Co. Ltd., Class H(b)	6,800	51,420
Geely Automobile Holdings Ltd.	73,000	184,306
GF Securities Co. Ltd., Class A	4,300	13,584
GigaDevice Semiconductor, Inc., Class A	300	16,752
Goldwind Science & Technology Co. Ltd., Class H	83,800	104,056
Guotai Haitong Securities Co. Ltd., Class A	5,400	14,662
Hangzhou Chang Chuan Technology Co. Ltd., Class A	200	7,674
Hithink RoyalFlush Information Network Co. Ltd., Class A	420	14,612
Huatai Securities Co. Ltd., Class H(b)	78,200	168,577
Huaxia Bank Co. Ltd., Class A	6,700	6,916
Hygon Information Technology Co. Ltd., Class A	664	27,225
Industrial & Commercial Bank of China Ltd., Class A	33,800	39,986
Industrial & Commercial Bank of China Ltd., Class H	146,000	139,662
Industrial Bank Co. Ltd., Class A	8,700	24,351
Industrial Securities Co. Ltd., Class A	11,100	9,930
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,100	20,448
InnoCare Pharma Ltd., Class H(a)(b)	32,000	55,683
Innovent Biologics, Inc.(a)(b)	9,000	99,380
JD.com, Inc., Class A	13,210	217,304
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	9,640
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,300	18,410
Kweichow Moutai Co. Ltd., Class A	400	80,007
Lenovo Group Ltd.	74,000	226,306
Luxshare Precision Industry Co. Ltd., Class A	2,300	19,586
Meituan, Class B(a)(b)	22,980	271,313
Midea Group Co. Ltd., Class A	1,500	19,455
Minth Group Ltd.	15,000	53,135
Montage Technology Co. Ltd., Class A	291	8,814
NAURA Technology Group Co. Ltd., Class A	200	20,304
New China Life Insurance Co. Ltd., Class A	1,200	11,199
New China Life Insurance Co. Ltd., Class H	26,900	165,874
New Oriental Education & Technology Group, Inc.	7,000	41,050
Nine Dragons Paper Holdings Ltd.(a)	89,000	85,767
Ningbo Deye Technology Corp., Class A	560	6,788
Nongfu Spring Co. Ltd., Class H(b)	29,600	164,842
PetroChina Co. Ltd., Class A	10,900	17,932
PetroChina Co. Ltd., Class H	137,700	175,218
Ping An Bank Co. Ltd., Class A	12,500	21,526
Ping An Insurance Group Co. of China Ltd., Class A	4,800	38,962
Ping An Insurance Group Co. of China Ltd., Class H	123,500	922,640
Q Technology Group Co. Ltd.	43,000	37,696

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,700	$ 10,892
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
SAIC Motor Corp. Ltd., Class A	4,700	7,878
Sany Heavy Industry Co. Ltd., Class A	5,300	16,129
SDIC Power Holdings Co. Ltd., Class A	5,484	12,385
SF Holding Co. Ltd., Class A	3,800	19,700
SF Holding Co. Ltd., Class H	13,000	56,050
Shaanxi Coal Industry Co. Ltd., Class A	3,300	12,103
Shanghai Pudong Development Bank Co. Ltd., Class A	7,500	10,563
Sharetronic Data Technology Co. Ltd., Class A	100	3,187
Shengyi Technology Co. Ltd., Class A	700	10,938
Shennan Circuits Co. Ltd., Class A	200	9,116
Shenzhen Inovance Technology Co. Ltd., Class A	700	6,641
Shenzhen Longsys Electronics Co. Ltd., Class A	100	5,135
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	9,410
Sino Biopharmaceutical Ltd.	77,000	49,402
Sinopharm Group Co. Ltd., Class H	8,000	17,741
Spring Airlines Co. Ltd., Class A	1,100	7,665
Sungrow Power Supply Co. Ltd., Class A	800	12,294
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A(a)	700	17,751
Suzhou TFC Optical Communication Co. Ltd., Class A	280	7,057
TCL Electronics Holdings Ltd.	72,000	148,146
Tencent Holdings Ltd.	39,900	2,438,009
Tongcheng Travel Holdings Ltd.	41,200	75,004
Tsingtao Brewery Co. Ltd., Class H	34,000	202,141
Victory Giant Technology Huizhou Co. Ltd., Class A	300	8,460
Wanhua Chemical Group Co. Ltd., Class A	1,500	16,523
Weichai Power Co. Ltd., Class A	3,300	13,658
Wuliangye Yibin Co. Ltd., Class A	900	10,389
WUS Printed Circuit Kunshan Co. Ltd., Class A	600	9,208
WuXi AppTec Co. Ltd., Class A	1,200	22,806
Wuxi Lead Intelligent Equipment Co. Ltd., Class H	8,500	30,908
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	100	3,991
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(b)	2,000	24,259
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	400	7,974
YTO Express Group Co. Ltd., Class A	2,600	7,258
Yum China Holdings, Inc.	2,950	139,784
Zangge Mining Co. Ltd., Class A	900	10,715
ZCZL Industrial Technology Group Co. Ltd., Class H	800	1,435
Zhejiang NHU Co. Ltd., Class A	1,500	6,666
Zhongji Innolight Co. Ltd., Class A	400	53,227
Zhongjin Gold Corp. Ltd., Class A	1,600	5,465
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,300	9,874
Zijin Mining Group Co. Ltd., Class A	7,200	35,202
Zijin Mining Group Co. Ltd., Class H	56,000	237,775
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	69,000	66,648
		12,632,278
Colombia — 0.1%
Grupo Cibest SA, ADR	964	89,189
Greece — 0.7%
Danaos Corp.	842	119,252
National Bank of Greece SA	13,149	246,032
Star Bulk Carriers Corp.	4,317	124,114
		489,398
Security	Shares	Value
Hungary — 0.6%
OTP Bank Nyrt	2,677	$ 396,576
India — 10.5%
Acutaas Chemicals Ltd.	244	7,939
Adani Energy Solutions Ltd.(a)	2,670	46,047
Aditya Infotech Ltd.	381	13,541
Apar Industries Ltd.	86	12,937
Apollo Hospitals Enterprise Ltd.	678	63,608
Asian Paints Ltd.	2,330	67,023
Axis Bank Ltd.	8,823	113,617
Bajaj Finance Ltd.	987	11,799
Bajaj Holdings & Investment Ltd.	70	8,320
Bharat Heavy Electricals Ltd.	16,835	71,769
Bharat Petroleum Corp. Ltd.	19,198	64,159
Bharti Airtel Ltd.	27,557	569,309
Coal India Ltd.	8,860	38,465
DLF Ltd.	14,820	102,365
Eicher Motors Ltd.	91	7,466
FSN E-Commerce Ventures Ltd.(a)	3,418	11,948
GE Vernova T&D India Ltd.	2,579	116,778
Granules India Ltd.	4,084	35,298
Great Eastern Shipping Co. Ltd.	5,141	72,739
HCL Technologies Ltd.	11,477	162,291
HDFC Bank Ltd.	61,886	484,679
Hero MotoCorp Ltd.	753	42,507
Hindalco Industries Ltd.	7,233	74,115
Hindustan Petroleum Corp. Ltd.	6,450	26,248
Hindustan Unilever Ltd.	959	21,110
Hitachi Energy India Ltd.	168	56,621
ICICI Bank Ltd.	27,538	413,873
Indian Oil Corp. Ltd.	100,240	146,943
Infosys Ltd.	26,185	311,053
Infosys Ltd., ADR(c)	4,639	55,807
ITC Ltd.	25,129	73,979
Kirloskar Oil Engines Ltd., Class B	1,162	26,668
Kotak Mahindra Bank Ltd.	4,981	20,362
Larsen & Toubro Ltd.	6,505	268,305
Lenskart Solutions Ltd.(a)	9,262	54,487
Life Insurance Corp. of India	32,821	146,042
LTM Ltd.(b)	649	29,711
Lupin Ltd.	2,249	56,923
Mahindra & Mahindra Ltd.	2,827	100,663
Marico Ltd.	809	7,380
MTAR Technologies Ltd.(a)	597	35,899
Multi Commodity Exchange of India Ltd.	1,191	33,610
National Aluminium Co. Ltd.	28,243	103,908
Navin Fluorine International Ltd.	1,141	90,488
Nestle India Ltd.	4,076	64,460
Neuland Laboratories Ltd.	126	25,146
Nippon Life India Asset Management Ltd.(b)	5,387	65,530
Oil & Natural Gas Corp. Ltd.	97,843	249,268
Page Industries Ltd.	114	48,221
Petronet LNG Ltd.	30,672	90,211
Pidilite Industries Ltd.	6,319	106,704
Piramal Finance Ltd.	395	8,505
Polycab India Ltd.	821	78,315
Power Grid Corp. of India Ltd.	56,238	167,408
Punjab National Bank	32,718	38,627
Radico Khaitan Ltd.	1,724	78,409
Reliance Industries Ltd.	23,894	327,143
RR Kabel Ltd.	949	25,868
Samvardhana Motherson International Ltd.	9,734	15,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Siemens Energy India Ltd.	785	$ 26,576
State Bank of India	9,148	98,455
Steel Authority of India Ltd.	67,673	119,969
Sterlite Technologies Ltd.(a)	7,069	41,288
Sun Pharmaceutical Industries Ltd.	3,842	80,107
Tata Consultancy Services Ltd.	8,150	202,198
Tata Consumer Products Ltd.	739	8,385
Tata Motors Ltd.	3,987	18,238
Tata Steel Ltd.	73,879	146,996
Tech Mahindra Ltd.	5,610	97,408
Thermax Ltd.	687	31,011
Titan Co. Ltd.	483	24,660
UltraTech Cement Ltd.	1,229	153,266
Vedanta Aluminium Metal Ltd.(a)	22,210	105,725
Vedanta Ltd.	40,186	111,565
Welspun Corp. Ltd.	1,226	21,202
Yes Bank Ltd.(a)	358,937	85,615
		7,040,652
Indonesia — 0.5%
Bank Central Asia Tbk. PT	317,100	111,136
Bank Mandiri Persero Tbk. PT	480,000	111,681
Bank Rakyat Indonesia Persero Tbk. PT	758,100	127,494
		350,311
Kuwait — 0.6%
Kuwait Finance House KSCP	166,124	421,438
Malaysia — 0.9%
MISC Bhd.	143,600	280,770
Sime Darby Bhd.	180,500	95,325
Sunway Construction Group Bhd.	88,800	171,929
Tenaga Nasional Bhd.	9,000	32,152
		580,176
Mexico — 2.1%
Cemex SAB de C.V.	77,882	92,229
Gentera SAB de C.V.	74,296	172,233
Grupo Financiero Banorte SAB de C.V., Class O	71,483	827,856
Grupo Mexico SAB de C.V., Series B, Class B	19,673	235,947
Southern Copper Corp.	483	88,249
		1,416,514
Philippines — 0.6%
International Container Terminal Services, Inc.	23,910	375,472
Poland — 1.0%
Bank Polska Kasa Opieki SA	1,255	82,723
ORLEN SA	8,384	332,688
Powszechna Kasa Oszczednosci Bank Polski SA	8,872	265,742
		681,153
Qatar — 0.8%
Ooredoo QPSC	4,567	15,666
Qatar National Bank QPSC	120,524	548,377
		564,043
Russia — 0.0%
Alrosa PJSC(a)(d)	1,407,496	177
Saudi Arabia — 2.5%
Al Rajhi Bank	24,399	407,189
Etihad Etisalat Co.	8,479	140,320
Jarir Marketing Co.	80,239	356,228
Saudi Arabian Oil Co.(b)	44,306	312,589
Security	Shares	Value
Saudi Arabia (continued)
Saudi Aramco Base Oil Co.	1,416	$ 47,786
Saudi Basic Industries Corp.	20,904	276,817
Saudi Energy Co.	26,757	121,067
		1,661,996
South Africa — 2.2%
Capitec Bank Holdings Ltd.	1,324	378,048
Exxaro Resources Ltd.	1,521	18,757
Gold Fields Ltd.	4,812	155,394
Impala Platinum Holdings Ltd.	16,071	175,273
Kumba Iron Ore Ltd.	6,507	103,282
Northam Platinum Holdings Ltd.	3,310	47,396
Old Mutual Ltd.	192,178	155,406
Sanlam Ltd.	20,640	109,789
Sasol Ltd.(a)	617	7,312
Standard Bank Group Ltd.	14,294	284,622
Tiger Brands Ltd.	119	1,993
Vodacom Group Ltd.	6,540	63,352
		1,500,624
South Korea — 18.9%
Celltrion, Inc.	4,077	525,411
Daeduck Electronics Co. Ltd.	446	29,213
Doosan Bobcat, Inc.	4,162	171,335
Doosan Enerbility Co. Ltd.(a)	1,342	61,502
Eo Technics Co. Ltd.	59	11,963
GS Holdings Corp.	861	53,269
Hana Financial Group, Inc.	1,581	136,660
HD Hyundai Co. Ltd.	254	34,878
HD Hyundai Electric Co. Ltd.	148	68,440
HD Hyundai Heavy Industries Co. Ltd.	100	33,482
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	715	189,875
Hugel, Inc.(a)	89	14,354
Hyosung Heavy Industries Corp.	18	29,254
Hyundai Rotem Co. Ltd.	331	30,760
IPARK Hyundai Development Co., Class E	949	13,065
KB Financial Group, Inc.	2,357	275,856
KCC Corp.	157	41,328
Kia Corp.	1,559	140,560
KIWOOM Securities Co. Ltd.	346	69,088
KT&G Corp.	2,011	250,246
Kumho Petrochemical Co. Ltd.	530	42,124
LG Chem Ltd.	940	166,491
LG Electronics, Inc.	652	72,269
LG Innotek Co. Ltd.	170	58,716
Lotte Chemical Corp.	196	7,641
LS Corp.	219	39,522
LS Electric Co. Ltd.	356	44,826
POSCO Holdings, Inc.	464	100,188
POSCO Holdings, Inc., ADR	1,973	104,904
Samsung C&T Corp.	476	110,890
Samsung E&A Co. Ltd.	704	20,840
Samsung Electro-Mechanics Co. Ltd.	415	317,121
Samsung Electronics Co. Ltd.	28,679	4,991,717
Samsung Electronics Co. Ltd., GDR(e)	56	239,744
Samsung Fire & Marine Insurance Co. Ltd.	42	18,178
Samsung Heavy Industries Co. Ltd.(a)	2,025	30,108
Samsung Life Insurance Co. Ltd.	451	94,539
Samsung SDI Co. Ltd.(a)	333	90,803
Samsung Securities Co. Ltd.	2,128	144,237
Seegene, Inc.	1,134	21,217
Shinhan Financial Group Co. Ltd.	2,279	158,208

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	2,855	$ 3,242,295
SK Square Co. Ltd.	503	345,869
SK, Inc.	154	57,534
WONIK IPS Co. Ltd.	317	20,801
		12,721,321
Taiwan — 26.4%
Accton Technology Corp.	6,000	388,902
Advantech Co. Ltd.	7,000	119,236
ASE Technology Holding Co. Ltd.	16,000	273,032
ASPEED Technology, Inc.	1,100	480,420
Asustek Computer, Inc.	2,000	49,625
Cathay Financial Holding Co. Ltd.	5,000	15,561
Chroma ATE, Inc.	5,000	314,130
Delta Electronics, Inc.	11,000	541,174
Eclat Textile Co. Ltd.	4,000	42,785
Elite Material Co. Ltd.	3,000	430,658
Ennoconn Corp.	24,000	298,645
Eva Airways Corp.	86,000	114,739
Formosa Petrochemical Corp.	41,000	88,545
Gold Circuit Electronics Ltd.	1,000	23,968
Hiwin Technologies Corp.	7,000	65,146
Hon Hai Precision Industry Co. Ltd.	117,000	893,530
Hon Hai Precision Industry Co. Ltd., GDR(e)	1,737	26,502
Inventec Corp.	43,000	80,738
King Slide Works Co. Ltd.	1,000	239,621
Kinik Co.	4,000	77,819
Macronix International Co. Ltd.(a)	11,000	33,040
MediaTek, Inc.	8,000	852,221
Nan Ya Plastics Corp.	39,000	185,302
Nan Ya Printed Circuit Board Corp.	1,000	27,533
Nanya Technology Corp.	10,000	106,912
Phison Electronics Corp.	2,000	98,431
Quanta Computer, Inc.	12,000	106,751
Synnex Technology International Corp.	105,000	301,144
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	9,689,446
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	338	136,636
Tripod Technology Corp.	14,000	157,193
Unimicron Technology Corp.	10,000	234,630
United Integrated Services Co. Ltd.	1,000	33,466
United Microelectronics Corp.	64,000	239,430
Winbond Electronics Corp.	16,000	61,710
WNC Corp.	15,000	100,532
WPG Holdings Ltd.	122,000	418,276
Yageo Corp.	12,000	180,616
Yuanta Financial Holding Co. Ltd.	87,000	181,498
		17,709,543
Thailand — 1.8%
Advanced Info Service PCL, NVDR	22,300	253,303
Delta Electronics Thailand PCL, NVDR	15,600	127,731
Kasikornbank PCL, NVDR	48,200	351,671
KCE Electronics PCL, NVDR	36,500	45,428
Krung Thai Bank PCL, NVDR	56,700	74,900
PTT PCL, NVDR	131,800	151,935
SCB X PCL, NVDR	32,400	148,176
SCG Packaging PCL, NVDR	54,100	49,106
Thai Oil PCL, NVDR	10,200	19,959
		1,222,209
Turkey — 0.4%
BIM Birlesik Magazalar AS, Class A	1,686	13,848
Security	Shares	Value
Turkey (continued)
Coca-Cola Icecek A/S, Class A	30,654	$ 58,735
Migros Ticaret A/S, Class A	11,928	156,888
		229,471
United Arab Emirates — 1.0%
Abu Dhabi National Oil Co. for Distribution PJSC	227,041	247,247
Emaar Development PJSC	11,269	39,657
Emaar Properties PJSC	77,038	229,925
Emirates NBD Bank PJSC	20,239	166,227
		683,056
Total Common Stocks — 92.5% (Cost: $44,436,310)		62,139,697
Preferred Securities
Preferred Stocks — 2.5%
Brazil — 2.4%
Banco Bradesco SA	36,258	131,824
Gerdau SA	25,564	125,975
Isa Energia Brasil SA	12,658	67,146
Itau Unibanco Holding SA	29,081	246,054
Itausa SA	51,396	140,121
Petroleo Brasileiro SA - Petrobras	101,471	869,154
Usinas Siderurgicas de Minas Gerais S/A UsiminasClass A(a)	10,679	15,505
		1,595,779
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	777	52,399
Total Preferred Securities — 2.5% (Cost: $1,508,949)		1,648,178
Total Long-Term Investments — 95.0% (Cost: $45,945,259)		63,787,875
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	57,420	57,437
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(f)(g)	2,956,736	2,956,736
Total Short-Term Securities — 4.5% (Cost: $3,014,167)		3,014,173
Total Investments — 99.5% (Cost: $48,959,426)		66,802,048
Other Assets Less Liabilities — 0.5%		358,547
Net Assets — 100.0%		$ 67,160,595

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Advantage Emerging Markets Fund

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 37,309	$ 20,118 (a)	$ —	$ 4	$ 6	$ 57,437	57,420	$ 1,116 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,551,024	—	(594,288)(a)	—	—	2,956,736	2,956,736	34,017	—
				$ 4	$ 6	$ 3,014,173		$ 35,133	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	40	09/18/26	$ 3,285	$ (237,072)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 167,656	$ —	$ 167,656
Brazil	1,086,919	—	—	1,086,919
Chile	119,525	—	—	119,525
China	426,499	12,205,779	—	12,632,278
Colombia	89,189	—	—	89,189
Greece	243,366	246,032	—	489,398
Hungary	—	396,576	—	396,576
India	161,532	6,879,120	—	7,040,652
Indonesia	—	350,311	—	350,311
Kuwait	—	421,438	—	421,438
Malaysia	280,770	299,406	—	580,176
Mexico	1,416,514	—	—	1,416,514
Philippines	—	375,472	—	375,472
Poland	—	681,153	—	681,153
Qatar	—	564,043	—	564,043
Russia	—	—	177	177
Saudi Arabia	140,320	1,521,676	—	1,661,996
South Africa	347,304	1,153,320	—	1,500,624
South Korea	104,904	12,616,417	—	12,721,321
Taiwan	136,636	17,572,907	—	17,709,543
Thailand	—	1,222,209	—	1,222,209
Turkey	58,735	170,736	—	229,471
United Arab Emirates	—	683,056	—	683,056
Preferred Securities
Preferred Stocks	1,648,178	—	—	1,648,178
Short-Term Securities
Money Market Funds	3,014,173	—	—	3,014,173
	$ 9,274,564	$ 57,527,307	$ 177	$ 66,802,048
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (237,072)	$ —	$ —	$ (237,072)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
Schedule of Investments